Equity and Partners' Capital - Additional Information (details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended	1 Months Ended											12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Western Gas Equity Partners [Member]	Dec. 31, 2013 Common Units [Member]		May 31, 2013 Common Units [Member]		Jun. 30, 2012 Common Units [Member]		Sep. 30, 2011 Common Units [Member]		Mar. 31, 2011 Common Units [Member]		Dec. 31, 2012 Common Units [Member]	Dec. 31, 2013 Common Units [Member] Western Gas Equity Partners [Member]	Dec. 31, 2013 Common Units [Member] Anadarko Marcellus Midstream [Member]	Dec. 31, 2013 Common Units [Member] Public [Member]	Dec. 31, 2013 Incentive Distribution Rights [Member] Western Gas Equity Partners [Member]	Dec. 31, 2013 Continuous Offering Program [Member]	Dec. 31, 2013 Continuous Offering Program [Member]	Aug. 31, 2012 Continuous Offering Program [Member]	Dec. 31, 2013 Continuous Offering Program [Member] Common Units [Member]	Dec. 31, 2013 Continuous Offering Program [Member] Common Units [Member]
Schedule Of Investments [Line Items]
Maximum aggregate principal of common stock																					$ 125.0
Common units issued				4,500,000	[1],[2]	7,015,000	[1]	5,000,000	[1]	5,750,000	[1]	3,852,813	[1]									642,385	685,735
Average price per unit																			$ 60.83	$ 60.84
Gross proceeds																			39.9	42.6
Offering expenses																			$ 0.9	$ 1.0
Units owned				117,322,812										104,660,553	49,296,205	449,129	67,577,478
Ownership interest															41.20%	0.40%	56.40%
General partner units owned	2,394,345	2,135,930	2,394,345
General partner's interest	2.00%		2.00%															100.00%

[1]	Includes the issuance of 302,813 common units, 750,000 common units and 915,000 common units pursuant to the full exercise of the underwriters’ over-allotment option granted in connection with the March 2011, September 2011 and May 2013 equity offerings, respectively.
[2]	Excludes the issuance of 300,000 common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option, and the corresponding issuance of 6,122 general partner units to the general partner in exchange for the general partner’s proportionate capital contribution to maintain its 2.0% general partner interest. Total net proceeds for the partial exercise of the underwriters’ over-allotment option (including the general partner’s proportionate capital contribution) were $18.3 million.